Related party transactions - Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related party transactions
Short-term compensation	€ 6,421	€ 1,623	€ 1,111
Personnel expenses from long-term employee benefits	1,216	1,340	1,076
Income from reversal of other long-term employee benefits	(2,056)
Long-term employee benefits (net income)	(840)	1,340	1,076
Share-based compensation - Old Plans	427	65	153
Share-based compensation - IPO related compensation for Managing Directors	61,578
Total Share-based compensation	62,005	65	153
Total personnel expenses for Managing Directors	€ 67,586	€ 3,028	€ 2,340